Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

On December 22, 2017, the Tax Act was signed into law. Among other things, the Tax Act reduced the federal corporate income tax rate from 34% to 21%, effective January 1, 2018, which required the Company to revalue its net deferred tax asset to account for the future impact of lower corporate income tax rates and other provisions of the 2017 legislation. As a result of the Company's revaluation, the net deferred tax asset was reduced by $606,000 through an increase to the provision for income taxes of the same amount. Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$1,500,337	$1,022,082	$1,056,002
State	209,396	191,999	285,699
Total Current Tax Expense	1,709,733	1,214,081	1,341,701
Deferred:
Federal	736,390	696,638	722,699
State	(10,663)	9,761	2,699
Total Deferred Tax Expense	725,727	706,399	725,398
Total Income Tax Expense	$2,435,460	$1,920,480	$2,067,099

(14)         Income Taxes, Continued

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at Statutory Income Tax Rate	$2,840,292	$2,667,347	$2,782,229
State Tax and Other	44,764	153,236	101,834
Tax Exempt Interest	(730,477)	(732,087)	(684,708)
Life Insurance	(394,445)	(179,520)	(143,820)
Valuation Allowance	69,133	11,504	11,564
Impact of Federal Rate Change on Deferred Taxes	606,193	—	—
Total Income Tax Expense	$2,435,460	$1,920,480	$2,067,099

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below. Net deferred tax assets were included in other assets at December 31, 2017 and 2016.

	December 31,
	2017	2016
Deferred Tax Assets:
Deferred Compensation	$434,881	$620,256
Provision for Loan Losses	1,769,574	2,873,574
Other Real Estate Owned	23,676	106,107
Net Fees Deferred for Financial Reporting	69,000	97,273
Net Operating Losses	312,412	243,279
Other	253,731	292,402
Total Gross Deferred Tax Assets	2,863,274	4,232,891
Less: Valuation Allowance	(312,412)	(243,279)
Net Deferred Tax Assets	2,550,862	3,989,612
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	71,621	114,577
Depreciation	345,462	386,940
Prepaid Expenses	26,605	44,103
Unrealized Gain on Securities Available for Sale	1,182,967	714,584
Total Gross Deferred Tax Liability	1,626,655	1,260,204
Net Deferred Tax Asset	$924,207	$2,729,408

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2017, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with state net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $69,000. The Company had state net operating losses attributable to the non-bank entities of $7.9 million and $7.4 million for the years ended December 31, 2017 and 2016, respectively.

Retained earnings at December 31, 2017 included tax bad debt reserves of $2.1 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank holding company, they may be subject to federal income tax at the prevailing corporate tax rate.

(14)         Income Taxes, Continued

At December 31, 2017, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense. Tax returns for 2014 and subsequent years are subject to examination by taxing authorities.